Goodwill - Additional Information (Details)	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	Oct. 01, 2021
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		8.80%		7.70%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		10.10%		8.80%
Percentage of growth rate	3.80%		2.50%